Employee Benefits	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Employee Benefits
18. Employee Benefits
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentage of the employees’ salaries, up to a maximum amount specified by the government. The Group has no legal obligation for the benefits beyond the contribution made. The total amounts charged to the interim condensed consolidated statements of comprehensive loss for such employee benefits amounted to approximately RMB5,204 and RMB5,411 for the six months ended June 30, 2019 and 2020, respectively.

21. Employee Benefits
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentage of the employees’ salaries, up to a maximum amount specified by the government. The Group has no legal obligation for the benefits beyond the contribution made. The total amounts charged to the consolidated statements of comprehensive loss for such employee benefits amounted to approximately RMB5,120, RMB9,294 and RMB14,152 for the years ended December 31, 2017, 2018 and 2019, respectively.